Operating segments - additional information - Summary of non-current assets other than excluded items (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	$ 72,825	$ 70,680
Deferred tax assets	3,375	3,385
Other financial assets	528	829
Quasi equity loans to equity accounted units	97	112
Tax recoverable	29	4
Receivables and other assets	1,610	1,525
Total non-current assets	78,464	76,535
Quasi equity loans to equity accounted units
Disclosure of geographical areas [line items]
Quasi equity loans to equity accounted units	97	112
Non-quasi equity loan
Disclosure of geographical areas [line items]
Non-current loans to equity accounted units	0	1
Non-current assets
Disclosure of geographical areas [line items]
Investments in equity accounted units	3,407	3,652
Australia
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	32,807	32,290
Deferred tax assets	787	649
Canada
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	15,139	14,666
Deferred tax assets	545	617
Mongolia
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	11,653	10,285
Deferred tax assets	954	974
United States of America
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	6,141	6,090
Deferred tax assets	851	938
Africa
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	3,080	3,294
South America
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	2,451	2,718
Europe (excluding UK)
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	246	212
UK
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	111	117
Other countries
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	1,197	1,008
Deferred tax assets	$ 238	$ 207